Pledged Assets and Collateral [Text Block] (Tables)	6 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]

September 30, 2015
(in millions)
Trading account securities	¥12,488,503
Investment securities	11,412,411
Loans	10,775,877
Other	56,409

Total	¥34,733,200

Pledged Assets Classified by Type of Liabilities [Table Text Block]

September 30, 2015
(in millions)
Deposits	¥258,846
Call money and funds purchased	730,990
Payables under repurchase agreements and securities lending transactions	18,995,223
Other short-term borrowings and long-term debt	14,419,600
Other	328,541

Total	¥34,733,200